Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete consolidated financial statements. The accompanying unaudited condensed consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with US GAAP. Interim results are not necessarily indicative of the results for a full year. Therefore, these interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended December 31, 2024 and 2023.

The Company has made certain revisions to the prior period information presented within the condensed consolidated financial statements to present 6,200 preferred exchangeable shares and 530,924 common exchangeable shares issued and outstanding (Note 5). The revisions had no effect on total liabilities, stockholders’ deficit or net loss after taxes as previously reported.

The unaudited condensed consolidated financial statements include the consolidated financial statements of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are the consolidated financial statements of the Company and its subsidiaries, each of which are controlled, and are based on the financial position and results of operations of the Company as a standalone company. Intercompany balances and transactions between consolidated entities have been eliminated.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, revenue recognition, determination of deferred income for government assistance, VIE determination, useful life of property and equipment and intangible assets, fair value of stock options granted, recognition of deferred income tax assets, determination of incremental borrowing rate used to measure lease liabilities, warrants, embedded derivatives in convertible notes, are reasonable based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the condensed consolidated financial statements, as well as amounts reported on the statements of operations during the periods presented. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, revenue recognition, determination of deferred income for government assistance, VIE determination, useful life of property and equipment and intangible assets, fair value of stock options granted, recognition of deferred income tax assets, determination of incremental borrowing rate used to measure lease liabilities, warrants, embedded derivatives in convertible notes, are reasonable based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements, as well as amounts reported on the statements of operations during the periods presented. Actual results could differ from those estimates.

Variable Interest Entities

Variable Interest Entities

The Company determines at the inception of each arrangement whether an entity in which the Company holds an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates VIEs when it is the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE.

In 2014, the Company agreed to establish Terrestrial Energy USA, Inc. (“TEUSA”), a Delaware corporation, which was initially majority owned by SWH Capital LLC (“SWH”), an entity owned and controlled by the CEO of the Company, with the minority interest owned by the Company. TEUSA’s purpose was to be an independent entity to commercialize IMSR technology for US market deployment with the support of the U.S. Federal and State governments. The Company and TEUSA held several officers and directors in common. Under mutual licensing agreements between the companies, the Company would receive revenue royalties in the event that the technology was successfully commercialized in the U.S. The Company concluded that the TEUSA was a Variable Interest Entity as defined by ASC 810. The Company performed an analysis to identify the primary beneficiary under the related party group (all under common control). Consequently, the accounts of the TEUSA were consolidated with the accounts of the Company, and a noncontrolling interest was recorded. Net assets and net income attributable to the non-controlling interest as of and for the nine months ended September 30, 2024 was $0.4 million and $0.1 million, respectively.

On December 23, 2024, the Company entered into an agreement and plan of merger providing for the merger of TEUSA (the “TEUSA Merger”) into a wholly owned subsidiary of the Company. Immediately prior to the TEUSA Merger, TEUSA was 70.1% owned by SWH, and 29.9% owned by the Company. At the effective time of the TEUSA Merger, the separate corporate existence of TEUSA ceased and:

(a)	each share of TEUSA Common Stock held by TEON that was issued and outstanding immediately prior to the TEUSA Merger and all rights in respect thereof ceased to exist and was converted into the right to receive an amount in cash, without interest, equal to $12,362.64 (the “Per Share Cash TEUSA Merger Consideration”);
(b)	each share of TEUSA Common Stock held by SWH that was issued and outstanding immediately prior to the TEUSA Merger and all rights in respect thereof ceased to exist and was converted into the right to receive a number TEI Common Shares, equal to the Per Share Cash Merger Consideration divided by $100.00 (the “Per Share Stock Merger Consideration” and, together with the Per Share Cash TEUSA Merger Consideration, the “Merger Consideration”); and
(c)	each share of capital stock of Merger Sub issued and outstanding immediately prior to the TEUSA Merger remained outstanding following the consummation of the merger.

The effect of the TEUSA Merger is that the Company owns 100% of TEUSA as of December 23, 2024. In accordance with ASC 810, as the Company maintained controlling financial interest, the acquisition of the noncontrolling interest was accounted for as an equity transaction, consistent with ASC 810-10-45-23.

Variable Interest Entities

The Company determines at the inception of each arrangement whether an entity in which the Company holds an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates VIEs when it is the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE.

In 2014, the Company agreed to establish Terrestrial Energy USA, Inc. (“TEUSA”), a Delaware corporation, which was initially majority owned by SWH Capital LLC (“SWH”), an entity owned and controlled by the CEO of the Company, with the minority interest owned by the Company. TEUSA’s purpose was to be an independent entity to commercialize IMSR technology for US market deployment with the support of the U.S. Federal and State governments. The Company and TEUSA held several officers and directors in common. Under mutual licensing agreements between the companies, the Company would receive revenue royalties in the event that the technology was successfully commercialized in the U.S. The Company concluded that the TEUSA was a Variable Interest Entity as defined by ASC 810. The Company performed an analysis to identify the primary beneficiary under the related party group (all under common control) and determined that the Company was most closely associated for the financial years ended December 31, 2024 and 2023. Consequently the accounts of the TEUSA were consolidated with the accounts of the Company, and a noncontrolling interest was recorded. Net assets and net income attributable to the non-controlling interest as of and for the year ending December 31, 2023 was $0.3 million and $0.1 million, respectively.

On December 23, 2024, the Company entered into an agreement and plan of merger providing for the merger of TEUSA (the “TEUSA Merger”) into a wholly owned subsidiary of the Company. Immediately prior to the TEUSA Merger, TEUSA was 70.1% owned by SWH and 29.9% owned by the Company. At the effective time of the TEUSA Merger, the separate corporate existence of TEUSA ceased and:

(a)

each share of TEUSA Common Stock held by TEON that was issued and outstanding immediately prior to the TEUSA Merger and all rights in respect thereof ceased to exist and was converted into the right to receive an amount in cash, without interest, equal to $12,362.64 (the “Per Share Cash TEUSA Merger Consideration”);

(b)

each share of TEUSA Common Stock held by SWH that was issued and outstanding immediately prior to the TEUSA Merger and all rights in respect thereof ceased to exist and was converted into the right to receive a number TEI Common Shares, equal to the Per Share Cash Merger Consideration divided by $100.00 (the “Per Share Stock Merger Consideration” and, together with the Per Share Cash TEUSA Merger Consideration, the “Merger Consideration”); and

(c)	each share of capital stock of Merger Sub issued and outstanding immediately prior to the TEUSA Merger remained outstanding following the consummation of the merger.

The effect of the TEUSA Merger is that the Company owns 100% of TEUSA as of December 23, 2024. In accordance with ASC 810, as the Company maintained controlling financial interest, the acquisition of the noncontrolling interest was accounted for as an equity transaction, consistent with ASC 810-10-45-23.

Foreign Currency

Foreign Currency

The Company’s reporting currency is the US dollar (“USD”). The functional currency of each subsidiary is determined by the currency of the primary economic environment in which the entity operates. The functional currency of TEON is the Canadian dollar (“CAD”), that of Terrestrial Energy Limited, a company incorporated under the laws of England and Wales, the Pound Sterling and that of Terrestrial Energy USA, Inc., the United States dollar. Assets and liabilities of the operating subsidiaries are translated at the spot rate in effect at the applicable reporting date. Revenues and expenses of the operating subsidiaries are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as Accumulated other comprehensive income (loss), which is reflected as a separate component of Stockholders’ Deficit. The functional currency is translated into U.S. dollars for balance sheet accounts using currency exchange rates in effect as of the balance sheet date, and for revenue and expense accounts using a weighted-average exchange rate during the respective reporting period. The transactions in foreign currency (that is a different currency than the functional currency of the entity) are converted at the exchange rate prevailing to the date of the transaction. The assets and liabilities denominated in foreign currencies are evaluated in the current period on the date of the closing or at the opening rate, when applicable. The translation adjustments are deferred as a separate component of equity in “Accumulated other comprehensive income (loss)”. Gains or losses resulting from transactions denominated in foreign currencies and intercompany debt that is not of a long-term investment nature are included in foreign exchange (gain) loss in the condensed consolidated statements of operations and comprehensive loss.

Foreign Currency

The Company’s reporting currency is the US dollar (“USD”). The functional currency of each subsidiary is determined by the currency of the primary economic environment in which the entity operates. The functional currency of TEON is the Canadian dollar (“CAD”), that of Terrestrial Energy Limited, a company incorporated under the laws of England and Wales, the Pound Sterling and that of Terrestrial Energy USA, Inc., the United States dollar. Assets and liabilities of the operating subsidiaries are translated at the spot rate in effect at the applicable reporting date. Revenues and expenses of the operating subsidiaries are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as Accumulated other comprehensive income (loss), which is reflected as a separate component of Stockholders’ Deficit. The functional currency is translated into U.S. dollars for balance sheet accounts using currency exchange rates in effect as of the balance sheet date, and for revenue and expense accounts using a weighted-average exchange rate during the fiscal year. The transactions in foreign currency (that is a different currency than the functional currency of the entity) are converted at the exchange rate prevailing to the date of the transaction. The assets and liabilities denominated in foreign currencies are evaluated in the current period on the date of the closing or at the opening rate, when applicable. The translation adjustments are deferred as a separate component of equity in “Accumulated other comprehensive income (loss)”. Gains or losses resulting from transactions denominated in foreign currencies and intercompany debt that is not of a long-term investment nature are included in foreign exchange (gain) loss in the consolidated statements of operations and comprehensive loss.

Concentration of Credit Risks

Concentration of Credit Risks

The Company’s cash accounts in a financial institution may at times exceed the Federal Depository Insurance coverage of $250,000. At September 30, 2025 and December 31, 2024, the Company’s cash balances exceeded FDIC insured limits by $27.5 million and $2.7 million, respectively. No losses have been incurred to date on any deposit balance.

Concentration of Credit Risks

The Company’s cash accounts in a financial institution may at times exceed the Federal Depository Insurance coverage of $250,000. No losses have been incurred to date on any deposit balance.

For the years ended December 31, 2024 and 2023, one customer accounted for 100% of the Company’s revenue and accounts receivable balances.

Revenue Recognition

Revenue Recognition

The Company determines revenue recognition through the following steps: a) identification of the contract with a customer, b) identification of the performance obligations in the contract, c) determination of the transaction price, d) allocation of the transaction price to the performance obligations in the contract and e) recognition of revenue when the Company satisfies a performance obligation.

The Company carries out engineering services for customers with revenue recognized typically on an over time basis. The Company’s contracts with the customer are to provide a significant service of integrating a complex set of tasks and components into a single deliverable. Consequently, the entire contract is accounted for as one performance obligation. The Company recognizes revenue from engineering services over time using an input method as performance obligations have no alternative use for the Company and the contracts would require payment to be received for the time and effort spent by the Company on progressing the contracts in the event of the customer cancelling the contract prior to completion for any reason other than the Company’s failure to perform its obligations under the contract. Specifically, labor hours incurred are used to measure progress towards complete satisfaction of the service. This is considered a faithful depiction of the transfer of services as the contracts are initially priced on the basis of anticipated hours to complete the projects and, therefore, also represents the amount to which the Company would be entitled based on its performance to date.

The Company defers incremental costs of obtaining a customer contract and amortizes the deferred costs over the period that the related revenue is recognized. The Company had no material incremental costs to obtain customer contracts in any period presented.

The Company intends to disaggregate revenue into categories to provide useful information to the users of the condensed consolidated financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows as the Company’s customer base expands.

Revenue Recognition

The Company determines revenue recognition through the following steps: a) identification of the contract with a customer, b) identification of the performance obligations in the contract, c) determination of the transaction price, d) allocation of the transaction price to the performance obligations in the contract and e) recognition of revenue when the Company satisfies a performance obligation.

The Company carries out engineering services for customers with revenue recognized typically on an over time basis. The Company’s contracts with the customer are to provide a significant service of integrating a complex set of tasks and components into a single deliverable. Consequently, the entire contract is accounted for as one performance obligation. The Company recognizes revenue from engineering services over time using an input method as performance obligations have no alternative use for the Company and the contracts would require payment to be received for the time and effort spent by the Company on progressing the contracts in the event of the customer cancelling the contract prior to completion for any reason other than the Company’s failure to perform its obligations under the contract. Specifically, labor hours incurred are used to measure progress towards complete satisfaction of the service. This is considered a faithful depiction of the transfer of services as the contracts are initially priced on the basis of anticipated hours to complete the projects and, therefore, also represents the amount to which the Company would be entitled based on its performance to date.

The Company defers incremental costs of obtaining a customer contract and amortizes the deferred costs over the period that the related revenue is recognized. The Company had no material incremental costs to obtain customer contracts in any period presented.

The Company intends to disaggregate revenue into categories to provide useful information to the users of the consolidated financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows as the Company’s customer base expands.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The authoritative guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The categorization of financial assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is broken down into three levels:

●	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.
●	Level 2: Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Inputs are unobservable for the asset or liability.

The carrying amounts of certain financial instruments, such as cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses, approximate fair value due to their relatively short maturities.

Fair Value Measurements

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The authoritative guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The categorization of financial assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is broken down into three levels:

●	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.
●	Level 2: Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Inputs are unobservable for the asset or liability.

The carrying amounts of certain financial instruments, such as cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses, approximate fair value due to their relatively short maturities.

Convertible Notes

Convertible Notes

The Company may enter into convertible notes, some of which contain, predominantly, fixed rate conversion features, whereby the outstanding principal and accrued interest may be converted by the holder, into common shares at a fixed discount to the market price of the common stock at the time of conversion. In this case, the convertible notes represent a financial instrument other than an outstanding share that embodies a conditional obligation that the issuer must or may settle by issuing a variable number of its equity shares. The Company records the convertible note liability at its fixed monetary amount by measuring and recording a premium, as applicable, on the convertible notes date in accordance with ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

Warrants

Warrants

The Company reviews the terms of warrants to purchase its common stock to determine whether warrants should be classified as liabilities or stockholders’ deficit in its condensed consolidated balance sheets. In order for a warrant to be classified in stockholders’ deficit, the warrant must be (i) indexed to the Company’s equity and (ii) meet the conditions for equity classification.

If a warrant does not meet the conditions for stockholders’ deficit classification, it is carried on the condensed consolidated balance sheets as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in other income (expense) in the condensed consolidated statements of operations and comprehensive loss. If a warrant meets both conditions for equity classification, the warrant is initially recorded, at its relative fair value on the date of issuance, in stockholders’ deficit in the condensed consolidated balance sheets, and the amount initially recorded is not subsequently remeasured at fair value.

Warrants

The Company reviews the terms of warrants to purchase its common stock to determine whether warrants should be classified as liabilities or stockholders’ deficit in its consolidated balance sheets. In order for a warrant to be classified in stockholders’ deficit, the warrant must be (i) indexed to the Company’s equity and (ii) meet the conditions for equity classification.

If a warrant does not meet the conditions for stockholders’ deficit classification, it is carried on the consolidated balance sheets as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in other income (expense) in the consolidated statements of operations and comprehensive loss. If a warrant meets both conditions for equity classification, the warrant is initially recorded, at its relative fair value on the date of issuance, in stockholders’ deficit in the consolidated balance sheets, and the amount initially recorded is not subsequently remeasured at fair value.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements granted to employees in accordance with ASC 718, “Compensation: Stock Compensation”, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. Equity-based compensation expense is only recognized for awards subject to performance conditions if it is probable that the performance condition will be achieved. The Company accounts for forfeitures when they occur.

The Company uses the Black-Scholes option pricing model to determine the grant date fair value of its stock-based compensation. This model requires the Company to estimate the expected volatility and the expected term of the stock options, which are highly complex and subjective variables. The Company uses an expected volatility of its stock price during the expected life of the options that is based on the historical performance of the Company’s stock price as well as including an estimate using similar companies. The expected term is computed using the simplified method as the Company’s best estimate given its lack of actual exercise history. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the expected exercise term of the stock option.

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements granted to employees in accordance with ASC 718, “Compensation: Stock Compensation”, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. Equity-based compensation expense is only recognized for awards subject to performance conditions if it is probable that the performance condition will be achieved. The Company accounts for forfeitures when they occur.

The Company uses the Black-Scholes option pricing model to determine the grant date fair value of its stock-based compensation. This model requires the Company to estimate the expected volatility and the expected term of the stock options, which are highly complex and subjective variables. The Company uses an expected volatility of its stock price during the expected life of the options that is based on the historical performance of the Company’s stock price as well as including an estimate using similar companies. The expected term is computed using the simplified method as the Company’s best estimate given its lack of actual exercise history. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the expected exercise term of the stock option.

Government Grants

Government Grants

Government grants are recognized where there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, the grant is recognized in other income as government grants, deferred over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is recognized as deferred income, and then recognized as income over the useful life of the related depreciable asset.

Government Grants

Government grants are recognized where there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, the grant is recognized in other income as government grants, deferred over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is recognized as deferred income, and then recognized as income over the useful life of the related depreciable asset.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s preferred stock does not contractually require the holders of such stock to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, such losses are not allocated to such participating securities.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of this calculation, stock options and warrants have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive for all periods presented.

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s preferred stock does not contractually require the holders of such stock to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss attributable to common stockholders, such losses are not allocated to such participating securities.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of this calculation, stock options and warrants have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive for all periods presented.

Segment reporting

Segment reporting

The Company has a single operating and reportable segment. The Company’s Chief Executive Officer (“CEO”) is its Chief Operating Decision Maker (“CODM”), who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance.

Segment reporting

The Company has a single operating and reportable segment. The Company’s Chief Executive Officer (“CEO”) is its Chief Operating Decision Maker (“CODM”), who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is expected to be an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Emerging Growth Company Status

The Company is expected to be an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has assessed the adoption impacts of recently issued accounting standards by the Financial Accounting Standards Board on the Company’s condensed consolidated financial statements as well as material updates to previous assessments, if any, to the Company’s annual audited consolidated financial statements and notes for the years ended December 31, 2024 and 2023, and noted no changes.

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU introduces a practical expedient that allows entities to assume current economic conditions remain unchanged over the life of an asset when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions under ASC 606, Revenue from Contracts with Customers. The amendments also permit certain non-public entities to make an accounting policy election to consider post-balance-sheet collections when applying the expedient. The guidance is effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted. The amendments are applied prospectively to eligible assets existing on or arising after the date of adoption. The Company does not currently have accounts receivable or contract assets arising from ASC 606 transactions. Accordingly, the adoption of ASU 2025-05 is not expected to have a material impact on the Company’s financial position, results of operations, or cash flows. The Company will continue to monitor future activity and evaluate the applicability of this guidance if accounts receivable or contract assets arise in future periods.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024. See Note 15, Segment Information in the accompanying notes to the consolidated financial statements for further detail.

In December 2023, the FASB issued ASU No. 2023-09 (Topic 740), Improvements to Income Tax Disclosures. The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as an expansion of other income tax disclosures. The ASU is effective on a prospective basis for annual reporting periods beginning after December 15, 2024. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

Issued in November 2024, ASU 2024-03, Disaggregation of Income Statement Expenses (Subtopic 220-40), requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

In March 2025, the FASB issued ASU No. 2025-03 (Topics 805 and 810), Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The ASU modifies the guidance for identifying the accounting acquirer in business combinations involving a variable interest entity (VIE) by requiring entities to evaluate the existing business combination indicators when the VIE is a business and equity interests are exchanged. The ASU is effective on a prospective basis for annual reporting periods beginning after December 15, 2026. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

Other than as described above, no accounting pronouncements issued or effective during the year ended December 31, 2024, has had or is expected to have a material impact on the consolidated financial statements.